Form N-1A Cover	May 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BNY Mellon Intermediate Municipal Bond Fund, Inc.
Entity Central Index Key	0000718935
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Prospectus Date	Sep. 30, 2024